Schedule of unearned revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Unearned revenue, beginning of period	$ 2,553	$ 2,953
Recognition of unearned revenue included in the beginning balance	(2,052)	(2,012)
Recognition of unearned revenue in the current period	(2,954)	(2,037)
Amounts invoiced and revenue unearned	4,621	3,649
Foreign exchange	(10)
Unearned revenue, end of period	$ 2,158	$ 2,553